CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ASSETS
CASH AND CASH EQUIVALENTS	$ 2,823,405,750	$ 2,488,330,006
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	110,564,951	522,744,971
Debt securities	91,797,177	492,324,281
Derivatives	9,863,462	21,780,413
Equity instruments	8,904,312	8,640,277
FINANCIAL ASSETS AT AMORTIZED COST	8,281,410,537	7,472,926,498
Loans and advances to government sector	964,726	316,210
Loans and advances to financial institutions	58,268,412	33,647,488
Loans and advances to customers	7,479,338,394	4,267,933,731
Reverse repurchase agreements	0	2,615,655,397
Debt securities	152,528,570	182,535,735
Other financial assets	590,310,435	372,837,937
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	2,466,183,835	1,837,633,581
Debt securities	2,461,681,262	1,833,311,004
Equity instruments	4,502,573	4,322,577
INVESTMENT IN JOINT VENTURES AND ASSOCIATES	23,817,993	26,929,047
TANGIBLE ASSETS	779,810,690	780,397,732
Property and equipment	646,547,368	649,407,209
Investment properties	133,263,322	130,990,523
INTANGIBLE ASSETS	69,228,950	72,161,118
INCOME TAX ASSETS	73,536,960	6,546,287
Current	45,438,057	349,167
Deferred	28,098,903	6,197,120
OTHER ASSETS	88,184,537	96,015,251
NON-CURRENT ASSETS HELD FOR SALE	3,749,640	1,855,763
TOTAL ASSETS	14,719,893,843	13,305,540,254
LIABILITIES
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	3,858,635	27,167,107
Derivatives	3,858,635	4,671,486
Trading liabilities	0	22,495,621
FINANCIAL LIABILITIES AT AMORTIZED COST	11,441,847,483	8,990,491,427
Bank loans	200,930,558	61,387,247
Deposits from government sector	120,614,473	74,112,350
Deposits from financial institutions	4,327,184	5,603,327
Deposits from customers	9,804,737,468	7,845,338,558
Other financial liabilities	1,195,339,210	976,139,925
Debt securities issued	115,898,590	27,910,020
PROVISIONS	47,098,283	45,128,635
INCOME TAX LIABILITIES	13,774,022	458,483,209
Current	13,774,022	418,467,790
Deferred	0	40,015,419
OTHER LIABILITIES	597,488,183	703,413,124
TOTAL LIABILITIES	12,104,066,606	10,224,683,502
EQUITY
Share capital	612,710	612,710
Share premium	6,744,974	6,744,974
Inflation adjustment to share capital and premium	902,627,443	902,627,443
Reserves	1,921,852,605	2,071,042,959
Accumulated loss	(367,211,255)	(369,305,680)
Accumulated other comprehensive income	109,132,988	430,006,405
Equity attributable to owners of the Bank	2,573,759,465	3,041,728,811
Non-controlling interests	42,067,772	39,127,941
TOTAL EQUITY	2,615,827,237	3,080,856,752
TOTAL LIABILITIES AND EQUITY	$ 14,719,893,843	$ 13,305,540,254